Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Measurements
Schedule of fair value, liabilities measured on recurring basis, unobservable input reconciliation

	Fair Value as of	Valuation
	September 10, 2020	Technique	Unobservable Input Description	Input
Redeemable Convertible Series E preferred stock forward contract liability	$21,688	Discounted cash flow	Fair value of Redeemable Convertible Series E preferred stock	$9.17

Schedule of changes in Level 3 liabilities measured at fair value

Series E forward
contract liability
Fair value as of December 31, 2019	$—
Issuance of the Redeemable convertible Series E preferred stock forward contract liability	—
Change in fair value	21,688
Settlement of the Redeemable convertible Series E preferred stock forward contract liability	(21,688)
Fair value as of December 31, 2020	$—